Related Party Balances and Transactions (Details 9) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 219,583	¥ 40,069
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	210,868	19,466
Beijing Chehui Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	4,085	576
Beijing Xinyi Hudong Guanggao Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	3,530	400
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	761	0
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Amounts due to related parties	339	0
Bin Li
Related Party Transaction [Line Items]
Amounts due to related parties	0	14,289
Lihong Qin
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 0	¥ 5,338